Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income (loss) before income taxes:
Income (loss) before income taxes, Domestic					$ (101)	$ (108)	$ 21
Income (loss) before income taxes, Foreign					(6)	43	(48)
Loss before income taxes (benefit) and (losses) earnings from unconsolidated entities	$ (78)	$ (37)	$ (228)	$ (23)	$ (107)	$ (65)	$ (27)